Discontinued Operations - Schedule of Revenue by Location (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Revenue by Location [Line Items]
Total revenue			$ 8,019,097	$ 7,447,178	$ 8,766,121
Revenue from continuing operations	$ (51,878)	$ (52,000)	(477,812)	(197,556)	(633,850)
Revenue from discontinued operations			7,541,285	7,249,622	8,132,271
France [Member]
Schedule of Revenue by Location [Line Items]
Total revenue			2,594,091	2,433,571	775,891
Canada [Member]
Schedule of Revenue by Location [Line Items]
Total revenue			1,506,247	131,675	709,172
United States [Member]
Schedule of Revenue by Location [Line Items]
Total revenue			1,481,493	2,863,154	4,609,147
Japan [Member]
Schedule of Revenue by Location [Line Items]
Total revenue			1,068,814	124,384	263,752
Turkey [Member]
Schedule of Revenue by Location [Line Items]
Total revenue			493,407		156,420
South Korea [Member]
Schedule of Revenue by Location [Line Items]
Total revenue			478,024	744,466	502,461
Czech Republic [Member]
Schedule of Revenue by Location [Line Items]
Total revenue			176,809
United Kingdom [Member]
Schedule of Revenue by Location [Line Items]
Total revenue			125,529		300,211
Poland [Member]
Schedule of Revenue by Location [Line Items]
Total revenue			77,809	116,810
Hong Kong [Member]
Schedule of Revenue by Location [Line Items]
Total revenue			50,306	646,696	296,838
Columbia [Member]
Schedule of Revenue by Location [Line Items]
Total revenue			31,807	54,767
Germany [Member]
Schedule of Revenue by Location [Line Items]
Total revenue				182,351	266,662
Italy [Member]
Schedule of Revenue by Location [Line Items]
Total revenue					171.237
New Zealand [Member]
Schedule of Revenue by Location [Line Items]
Total revenue					71,015
China [Member]
Schedule of Revenue by Location [Line Items]
Total revenue					125,441
Other [Member]
Schedule of Revenue by Location [Line Items]
Total revenue			$ (65,239)	$ 149,304	$ 517,874